Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 2,394	$ 951	$ 12,405	$ 5,967
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	2,083	550	8,400	5,037
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 311	$ 401	$ 4,005	$ 930